Interest and Inflation Income (Details) - Schedule of Income from Interest - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	$ 39,642,246	$ 40,099,872
Financial asset at fair value through other comprehensive income	3,598,366	2,687,485	$ 4,536,025
Hedging accounting	2,644,044	2,535,775
Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	2,948,053	3,070,014	2,904,898
Financial asset at fair value through other comprehensive income	134,098	147,188	420,890
TOTAL	3,406,154	3,620,583	3,872,573
Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	845,572	1,090,386	1,134,720
Financial asset at fair value through other comprehensive income	21,177	14,898	15,393
TOTAL	389,455	474,234	531,418
Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	3,793,625	4,160,400	4,039,618
Financial asset at fair value through other comprehensive income	155,275	162,086	436,283
TOTAL	3,795,609	4,094,817	4,403,991
Resale agreements | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	12,391	4,492	70
Resale agreements | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	0	0	0
Resale agreements | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	12,391	4,492	70
Debt financial instruments | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	214,523	229,678	120,363
Financial asset at fair value through other comprehensive income	124,034	143,059	413,690
Debt financial instruments | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	60,720	74,405	78,200
Financial asset at fair value through other comprehensive income	18,152	14,212	14,851
Debt financial instruments | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	275,243	304,083	198,563
Financial asset at fair value through other comprehensive income	142,186	157,271	428,541
Interbank loans | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	480	909	579
Interbank loans | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	0	0	0
Interbank loans | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	480	909	579
Commercial loans | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	1,186,400	1,253,980	1,287,677
Commercial loans | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	202,937	268,740	291,578
Commercial loans | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	1,389,337	1,522,720	1,579,255
Mortgage loans | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	593,648	600,978	527,305
Mortgage loans | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	578,780	742,184	759,963
Mortgage loans | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	1,172,428	1,343,162	1,287,268
Consumer loans | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	832,724	837,173	786,879
Consumer loans | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	138	185	240
Consumer loans | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	832,862	837,358	787,119
Other interest income | Interest
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	107,887	142,804	182,025
Other interest income | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	2,997	4,872	4,739
Other interest income | Total
Schedule of Income from Interest [Line Items]
Financial assets at amortised cost	110,884	147,676	186,764
Other financial instruments | Interest
Schedule of Income from Interest [Line Items]
Financial asset at fair value through other comprehensive income	10,064	4,129	7,200
Other financial instruments | Inflation adjustments
Schedule of Income from Interest [Line Items]
Financial asset at fair value through other comprehensive income	3,025	686	542
Other financial instruments | Total
Schedule of Income from Interest [Line Items]
Financial asset at fair value through other comprehensive income	13,089	4,815	7,742
Hedging accounting | Interest
Schedule of Income from Interest [Line Items]
Hedging accounting	324,003	403,381	546,785
Hedging accounting | Inflation adjustments
Schedule of Income from Interest [Line Items]
Hedging accounting	(477,294)	(631,050)	(618,695)
Hedging accounting | Total
Schedule of Income from Interest [Line Items]
Hedging accounting	$ (153,291)	$ (227,669)	$ (71,910)